Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
(i)       The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations from continuing operations are as follows:

	December 31,	December 31,
	2016	2017
	HK$	HK$
Identifiable assets
PRC	189,055	286,729
Hong Kong	600,460	489,450
United States	3,646	3,646

	793,161	779,825

Identifiable liabilities
PRC	143	7,263
Hong Kong	11,832	3,670

	11,975	10,933

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
(ii) Reconciliations of reportable segment assets and liabilities from continuing operations:

	Year ended December 31	Year ended December 31
	2016	2017
	HK$	HK$

Assets
Current assets	622,741	570,002
Non-current financial assets	170,420	209,823
Consolidated total assets before intangible asset	793,161	779,825
Intangible asset	438	438

Consolidated total assets	793,599	780,263

Liabilities
Liabilities excluding tax liabilities	6,138	4,690
Tax liabilities	5,837	6,243

Consolidated total liabilities	11,975	10,933